Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues
Gross premiums written	$ 1,722.9	$ 1,514.3
Reinsurance premiums ceded	(696.5)	(736.2)
Net premiums written	1,026.4	778.1
Change in net unearned premiums	(423.4)	(290.1)
Net premiums earned	603.0	488.0
Net investment income	49.5	41.0
Net realized and unrealized investment gains/(losses)	5.9	(9.0)
Total revenues	658.4	520.0
Expenses
Losses and loss adjustment expenses	429.2	182.3
Policy acquisition expenses (includes The Fidelis Partnership commissions of $78.4 (2024: $76.7))	246.3	212.9
General and administrative expenses	22.0	23.6
Net foreign exchange (gains)/losses	2.5	(2.5)
Financing costs	8.7	8.6
Total expenses	708.7	424.9
Income/(loss) before income taxes	(50.3)	95.1
Income tax (expense)/benefit	7.8	(13.9)
Net income/(loss)	(42.5)	81.2
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	25.7	(8.2)
Reclassification of net realized losses/(gains) recognized in net income	(0.8)	7.4
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(7.4)	0.6
Total other comprehensive income/(loss)	17.5	(0.2)
Comprehensive income/(loss)	$ (25.0)	$ 81.0
Per share data
Earnings/(loss) per common share (in dollars per share)	$ (0.38)	$ 0.69
Earnings/(loss) per diluted common share (in dollars per share)	$ (0.38)	$ 0.69
Weighted average common shares outstanding (in shares)	111,543,154	117,658,016
Weighted average diluted common shares outstanding (in shares)	111,543,154	118,348,384